CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2013
Class Of Warrant Or Right Number Of Securities Called By Warrants Exercised	80,291
Stock Issued During Period, Shares, Conversion of Convertible Securities	41,141